Note 25 - Trade Payables - Components of Trade Payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade payables, noncurrent	R$ 126.1	R$ 175.1
Non-current	126.1	175.1
Trade payables, current	12,774.2	10,418.4
Related Parties, current	1,275.8	1,435.6
Current	14,050.0	11,854.0
Total	R$ 14,176.1	R$ 12,029.1